Non-controlling Interest - Summary of Movements in Group's Significant Non-Controlling Interests (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	$ 10	$ 10	$ 11,580,324
Purchases / Contributions / Sales	0	0	(12,160,315)
Cash Dividends	0	0	(422,935)
Profit Sharing in income (loss) for the Year	9	0	1,002,936
Ending balance	19	10	10
Cobranzas Regionales S.A.
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance		0	(78,317)
Purchases / Contributions / Sales			78,317
Ending balance			0
Galicia Broker Asesores de Seguros S.A.
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance	10	10	12
Profit Sharing in income (loss) for the Year	9		(2)
Ending balance	$ 19	10	10
Galicia Retiro Compañía de Seguros S.A.U.
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance		0	12
Profit Sharing in income (loss) for the Year			(12)
Ending balance			0
Galicia Seguros S.A.U.
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance		0	16
Profit Sharing in income (loss) for the Year			(16)
Ending balance			0
Naranja Digital Compañía Financiera S.A.U.
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance		0	(60,339)
Purchases / Contributions / Sales			60,339
Ending balance			0
Ondara S.A.
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance		0	33,465
Purchases / Contributions / Sales			(33,465)
Ending balance			0
Tarjeta Naranja S.A.U.
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance		0	10,114,135
Purchases / Contributions / Sales			(10,114,135)
Ending balance			0
Tarjetas Regionales S.A.
Disclosure Of Non Controlling Interests Movement [line items]
Beginning balance		$ 0	1,571,340
Purchases / Contributions / Sales			(2,151,371)
Cash Dividends			(422,935)
Profit Sharing in income (loss) for the Year			1,002,966
Ending balance			$ 0